Man Active Income ETF
Schedule of Investments
May 31, 2026 (Unaudited)

Principal
Amount
*
Value
ASSET-BACKED SECURITIES — 6.5%
Automobiles — 1.1%
ECARAT DE SA Compartment Lease, (Germany)
Series 2025-1 F, 6.450%, 1-Month EURIBOR + 4.50%, due 5/25/34
(a)
................................. EUR 200,000 $ 237,235
Other ABS — 5.4%
BBVA Consumo FTA, (Spain)
Series 2025-1 E, 8.201%, 3-Month EURIBOR + 6.00%, due 8/21/38
(a)
................................. EUR 227,924 270,505
FTA Consumo Santander, (Spain)
7.188%, 3-Month EURIBOR + 4.95%, due 7/20/38
(a)
................................................. EUR 100,000 118,278
Santander Consumo 8 Fondo de Titulizacion , (Spain)
6.704%, 3-Month EURIBOR + 4.50%, due 1/21/40
(a)
................................................. EUR 300,000 352,678
SC Germany SA Compartment Consumer, (Germany)
Series 2023-1 F, 10.722%, 1-Month EURIBOR + 8.75%, due 9/15/37
(a)
................................ EUR 350,000 430,407
1,171,868
Total Asset-Backed Securities
(Cost $1,387,073) 1,409,103
BANK LOANS — 17.2%
Health Care Services — 4.5%
TEAM Services Holding, Inc.
8.950%, SOFR + 5.25%, due 1/31/33
(a)
.............................................................. 1,000,000 979,820
Logistics Services — 4.6%
GB AIT Buyer, Inc.
7.913%, SOFR + 4.20%, due 4/29/33
(a)
.............................................................. 1,000,000 1,003,725
Publishing — 2.2%
Dotdash Meredith ,Inc., Term Loan B
due 5/31/32
(b)
...................................................................................... 500,000 474,610
Specialty Apparel Stores — 1.3%
Men's Wearhouse LLC (The)
9.414%, SOFR + 5.75%, due 1/22/31
(a)
.............................................................. 270,000 273,263
Wireless Telecommunications — 4.6%
Digicel International Finance Ltd., Term Loan B
8.114%, SOFR + 4.50%, due 8/1/32
(a)
............................................................... 1,000,000 1,003,645
Total Bank Loans
(Cost $3,718,902) 3,735,063
CORPORATE BONDS — 66.0%
Application Software — 0.9%
Cloud Software Group, Inc.
8.250%, due 6/30/32 ............................................................................... 200,000 196,525
Banks — 7.1%
Axos Financial, Inc.
7.000%, due 10/1/35 ............................................................................... 300,000 304,667
Banca Transilvania SA, (Romania)
7.125%
(c)
........................................................................................... EUR 320,000 384,979

Man Active Income ETF
Schedule of Investments (Continued)
May 31, 2026 (Unaudited)

Principal
Amount
*
Value
CORPORATE BONDS (continued)
Banks (continued)
ForteBank JSC, (Kazakhstan)
9.750%
(c)
........................................................................................... 400,000 $ 411,329
Norion Bank AB, (Sweden)
8.046%, 3-Month STIBOR + 5.95%, due 1/25/35
(a)
................................................... SEK 3,750,000 437,611
1,538,586
Base Metals — 2.5%
ACG Holdco 1 PLC, (United Kingdom)
14.750%, due 1/13/29 .............................................................................. 200,000 222,097
JW Aluminum Continuous Cast Co.
10.250%, due 4/1/30 ............................................................................... 300,000 317,493
539,590
Basic & Diversified Chemicals — 3.3%
Cerdia Finanz GmbH, (Germany)
9.375%, due 10/3/31 ............................................................................... 800,000 708,998
Casinos & Gaming — 1.9%
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC
11.875%, due 4/15/31 .............................................................................. 180,000 195,757
11.875%, due 4/15/31
(d)
............................................................................. 200,000 217,507
413,264
Consumer Finance — 4.3%
Eleving Group SA, (Luxembourg)
9.500%, due 10/24/30 .............................................................................. EUR 350,000 423,802
goeasy , Ltd., (Canada)
6.000%, due 5/15/30 ............................................................................... CAD 200,000 128,930
6.875%, due 2/15/31 ............................................................................... 200,000 177,083
LFS Topco LLC
8.750%, due 7/15/30
(d)
.............................................................................. 207,000 206,607
936,422
Health Care Services — 1.4%
National Mentor Holdings, Inc.
10.500%, due 12/15/30 ............................................................................. 298,000 314,151
Homebuilding — 4.3%
Miller Homes Group Finco PLC, (United Kingdom)
7.000%, due 5/15/29 ............................................................................... GBP 426,000 560,507
New Home Co., Inc./The
9.250%, due 10/1/29 ............................................................................... 350,000 365,511
926,018
Hotel Owners & Developers — 1.9%
Vivion Investments Sarl , (Luxembourg)
6.500% PIK, due 2/28/29 ........................................................................... EUR 343,983 403,452
Infrastructure Software — 0.0%
†
Oracle Corp.
6.900%, due 11/9/52 ................................................................................ 5,000 4,923

Man Active Income ETF
Schedule of Investments (Continued)
May 31, 2026 (Unaudited)

Principal
Amount
*
Value
CORPORATE BONDS (continued)
Internet Media & Services — 2.3%
Future PLC, (United Kingdom)
6.750%, due 7/10/30 ............................................................................... GBP 406,000 $ 506,276
Investment Companies — 7.9%
Barings Private Credit Corp.
6.150%, due 6/11/30 ................................................................................ 100,000 98,025
Blue Owl Credit Income Corp.
6.500%, due 10/23/27 .............................................................................. AUD 300,000 213,787
Ittihad International II, Ltd., (United Arab Emirates)
7.375%, due 11/13/30 .............................................................................. 218,000 221,310
Main Street Capital Corp.
6.500%, due 6/4/27 ................................................................................. 500,000 505,094
North Haven Private Income Fund LLC
5.125%, due 9/25/28
(d)
.............................................................................. 371,000 362,746
PennantPark Floating Rate Capital, Ltd.
6.750%, due 3/4/29 ................................................................................. 106,000 105,779
Stellus Capital Investment Corp.
7.250%, due 4/1/30 ................................................................................. 200,000 201,212
1,707,953
Iron — 1.9%
Samarco Mineracao SA, (Brazil)
9.500% PIK, due 6/30/31 ........................................................................... 405,000 408,742
Life Insurance — 1.0%
Nassau Cos. of New York (The)
7.875%, due 7/15/30
(d)
.............................................................................. 220,000 210,218
Marine Shipping — 1.9%
Ocean Yield AS, (Norway)
6.917%, SOFR + 3.25%, due 9/4/30
(a),(d)
............................................................. 400,000 404,485
Mineral & Precious Stone Mining — 1.9%
WE Soda Investments Holding PLC, (Turkey)
9.500%, due 10/6/28 ............................................................................... 400,000 401,566
Mortgage Finance — 0.9%
Rithm Capital Corp.
8.000%, due 7/15/30 ............................................................................... 200,000 198,700
Multi Asset Class REIT — 1.5%
Fibra Soma Trust F/6185, (Mexico)
4.375%, due 7/22/31 ............................................................................... 350,000 318,626
Office Owners & Developers — 2.4%
Globalworth Real Estate Investments, Ltd., (Poland)
6.250%, due 3/31/29 ............................................................................... EUR 109,720 130,476
6.250%, due 3/31/30 ............................................................................... EUR 336,521 400,226
530,702
Oilfield Services & Equipment — 2.4%
Yinson Production Financial Services Pte, Ltd., (Singapore)
9.625%, due 5/3/29
(d)
............................................................................... 500,000 527,832

Man Active Income ETF
Schedule of Investments (Continued)
May 31, 2026 (Unaudited)

Principal
Amount
*
Value
CORPORATE BONDS (continued)
Other Financial Services — 4.1%
CPI CG, Inc.
10.000%, due 7/15/29
(d)
............................................................................. 374,000 $ 394,256
Jefferson Capital Holdings LLC
6.000%, due 8/15/26 ............................................................................... 500,000 500,451
894,707
Other Special Retail - Discretionary — 1.3%
Staples, Inc.
10.750%, due 9/1/29
(d)
.............................................................................. 300,000 285,760
Other Wholesalers - Staples — 1.7%
Nexus Newco BV, (Netherlands)
8.662%, 3-Month EURIBOR + 6.50%, due 6/4/30
(a)
................................................... EUR 300,000 367,262
P&C Insurance — 1.8%
Asurion LLC/ Asurion Co.-Issuer, Inc.
8.375%, due 2/1/34 ................................................................................. 400,000 391,243
Reinsurance — 3.0%
SiriusPoint Ltd., (Bermuda)
6.083%, 3-Month STIBOR + 4.00%, due 9/22/47
(a)
................................................... SEK 6,000,000 653,457
Specialty & Generic Pharma — 1.6%
Cheplapharm Arzneimittel GmbH, (Germany)
7.125%, due 6/15/31 ............................................................................... EUR 288,000 344,632
Specialty Chemicals — 0.8%
Italmatch Chemicals SpA , (Italy)
6.154%, 3-Month EURIBOR + 4.125%, due 2/5/31
(a)
................................................. EUR 150,000 176,034
Total Corporate Bonds
(Cost $14,178,074) 14,310,124
MORTGAGE-BACKED SECURITIES — 1.6%
Residential Mortgage — 1.6%
Atlas Funding PLC, (United Kingdom)
8.236%, due 7/20/67
(Cost $313,025) .................................................................................... GBP 240,000 337,810
SHORT TERM INVESTMENTS — 1.4%
Sovereign Government — 1.4%
United States Treasury Bill
(e)
3.630%, due 7/16/26 ............................................................................... 150,000 149,324
3.704%, due 9/17/26 ............................................................................... 150,000 148,374
297,698
Total Short Term Investments
(Cost $297,706) 297,698

Man Active Income ETF
Schedule of Investments (Continued)
May 31, 2026 (Unaudited)

Shares Value
PREFERRED STOCKS — 2.8%
Consumer Finance — 2.8%
Bread Financial Holdings, Inc., 8.88%
(c)
(Cost $600,000) ...................................................................................... 24,000 $ 599,280
Total Investments — 95.5%
(Cost $20,494,780) $ 20,689,078
Other Assets and Liabilities,
Net — 4.5% 979,425
Net Assets — 100.0% $ 21,668,503
* Par amount denominated in USD unless otherwise noted.
† Less than 0.05%.
(a) Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2026.
(b) All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c) Perpetual security with no stated maturity date.
(d) Exempt from registration under Rule 144A of the Securities Act of 1933.
(e) Rate disclosed represents the discount rate at the time of purchase.
AUD : Australian Dollar
CAD : Canadian Dollar
EUR : Euro
EURIBOR : Euro Interbank Offered Rate
GBP : Great British Pound
PIK : Payment-in-kind, which may pay interest in the form of additional principal amount.
PLC : Public Limited Company
SEK : Swedish Krona
SOFR : Secured Overnight Financing Rate
STIBOR : Stockholm Interbank Offered Rate
USD : United States Dollar

Man Active Income ETF
Schedule of Investments (Continued)
May 31, 2026 (Unaudited)

Forward Foreign Currency Contracts Outstanding as of May 31, 2026:
Counterparty
Settlement
Date Currency To Deliver Currency To Receive
Unrealized
Appreciation
Unrealized
Depreciation
The Bank of New York Mellon ........ 6/11/26 AUD 363,007 USD 262,170 $ 1,314 $ –
The Bank of New York Mellon ........ 6/11/26 CAD 45,709 USD 33,389 218 –
The Bank of New York Mellon ........ 6/11/26 EUR 193,090 USD 224,785 – (543)
The Bank of New York Mellon ........ 6/11/26 EUR 4,228,752 USD 4,973,753 38,977 –
The Bank of New York Mellon ........ 6/11/26 USD 225,396 EUR 193,611 540 –
The Bank of New York Mellon ........ 6/11/26 USD 125,356 EUR 106,366 – (1,231)
The Bank of New York Mellon ........ 6/11/26 USD 142,953 EUR 121,548 – (1,112)
The Bank of New York Mellon ........ 6/11/26 EUR 144,000 USD 169,759 1,717 –
The Bank of New York Mellon ........ 6/11/26 USD 431,284 EUR 367,823 – (2,050)
The Bank of New York Mellon ........ 6/11/26 USD 41,998 EUR 36,044 63 –
The Bank of New York Mellon ........ 6/11/26 USD 213,169 EUR 182,979 359 –
The Bank of New York Mellon ........ 6/11/26 USD 565,233 GBP 415,701 – (5,422)
The Bank of New York Mellon ........ 6/11/26 GBP 779,413 USD 1,055,354 5,745 –
The Bank of New York Mellon ........ 6/11/26 GBP 191,248 USD 258,536 989 –
The Bank of New York Mellon ........ 6/11/26 GBP 192,998 USD 258,966 – (939)
The Bank of New York Mellon ........ 6/11/26 GBP 213,645 USD 287,094 – (615)
The Bank of New York Mellon ........ 6/11/26 SEK 9,638,606 USD 1,037,481 – (7,034)
Total Unrealized Appreciation (Depreciation) $ 49,922 $ (18,946)
Over the counter Total Return Long Swap contracts outstanding as of May 31, 2026 :
Receive Positive Return/Pay Negative Return Counterparty
Expiration
Date
Payment
Frequency Currency
Notional
Amount Long
Value/
Unrealized
Appreciation/
(Depreciation)
Aareal Bank AG, 9.875%, Perpetual ..........
JPMorgan
Chase Bank 5/7/27 Annual USD 200,000 $ 12,888
Illimity Bank SpA , 4.375%, 10/7/31 ...........
JPMorgan
Chase Bank 5/7/27 Annual EUR 327,000 9,047
Intralot Capital Luxembourg SA, 6.75%, 10/15/31
JPMorgan
Chase Bank 5/7/27 Semi-Annual EUR 200,000 2,026
Metro Bank Holdings PLC, 13.875%, Perpetual ..
JPMorgan
Chase Bank 5/7/27 Semi-Annual GBP 200,000 (1,543)
$22,418